QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

WORLD FUNDS TRUST

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTMLLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

Date of reporting period: 01/31/2020

ITEM 1. SCHEDULE OF INVESTMENTS

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

		Shares	Fair Value

0.54%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund Institutional Class 1.47%*	825,925	$825,925

43.03%	EXCHANGE TRADED FUNDS
	SPDR S&P 500 ETF Trust	204,500	65,793,785

59.24%	PURCHASED OPTIONS

		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
56.56%	CALL OPTIONS
	SPDR S&P 500 ETF Trust	248	$7,978,904	$0.01	02/19/20	$7,979,028
	SPDR S&P 500 ETF Trust	242	7,785,866	0.01	03/18/20	7,785,988
	SPDR S&P 500 ETF Trust	225	7,238,925	0.01	04/15/20	7,211,163
	SPDR S&P 500 ETF Trust	219	7,045,887	0.01	05/20/20	7,018,866
	SPDR S&P 500 ETF Trust	212	6,820,676	0.01	06/17/20	6,794,519
	SPDR S&P 500 ETF Trust	186	5,984,178	0.01	07/15/20	5,937,900
	SPDR S&P 500 ETF Trust	162	5,212,026	0.01	08/19/20	5,171,719
	SPDR S&P 500 ETF Trust	392	12,611,816	0.01	09/17/20	12,514,282
	SPDR S&P 500 ETF Trust	392	12,611,816	0.01	10/22/20	12,461,541
	SPDR S&P 500 ETF Trust	95	3,056,435	0.01	11/18/20	3,020,017
	SPDR S&P 500 ETF Trust	77	2,477,321	0.01	12/16/20	2,447,803
	SPDR S&P 500 ETF Trust	257	8,268,461	0.01	01/20/21	8,137,031
	TOTAL CALL OPTIONS PURCHASED					86,479,857

2.68%	PUT OPTIONS
	SPDR S&P 500 ETF Trust	396	12,740,508	278.41	02/19/20	8,562
	SPDR S&P 500 ETF Trust	396	12,740,508	283.01	03/18/20	41,373
	SPDR S&P 500 ETF Trust	396	12,740,508	289.45	04/17/20	101,190
	SPDR S&P 500 ETF Trust	396	12,740,508	285.06	05/22/20	124,920
	SPDR S&P 500 ETF Trust	396	12,740,508	293.06	06/19/20	208,213
	SPDR S&P 500 ETF Trust	396	12,740,508	297.74	07/15/20	275,650
	SPDR S&P 500 ETF Trust	396	12,740,508	292.45	08/19/20	280,557
	SPDR S&P 500 ETF Trust	396	12,740,508	301.10	09/16/20	385,256
	SPDR S&P 500 ETF Trust	396	12,740,508	298.40	10/21/20	414,354
	SPDR S&P 500 ETF Trust	396	12,740,508	310.77	11/18/20	600,881
	SPDR S&P 500 ETF Trust	396	12,740,508	319.59	12/16/20	737,923
	SPDR S&P 500 ETF Trust	396	12,740,508	328.19	01/20/21	918,683
	TOTAL PUT OPTIONS PURCHASED					4,097,562

59.24%	TOTAL PURCHASED OPTIONS					90,577,419

102.81%	TOTAL INVESTMENTS					157,197,129
-2.81%	Liabilities in excess of other assets					(4,293,423)
100.00%	NET ASSETS					$152,903,706

* Effective 7 day yield as of January 31, 2020

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF OPTIONS WRITTEN
January 31, 2020 (unaudited)

-2.83%	OPTIONS WRITTEN

		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
-1.66%	CALL OPTIONS
	SPDR S&P 500 ETF Trust	396	$(12,740,508)	$319.88	02/18/20	$(243,805)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	324.79	03/18/20	(244,352)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	327.18	04/15/20	(228,214)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	328.06	05/20/20	(288,172)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	333.33	06/17/20	(242,713)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	338.72	07/15/20	(171,069)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	328.96	08/19/20	(401,220)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	342.16	09/16/20	(215,518)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	341.05	10/21/20	(249,019)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	353.44	11/18/20	(123,314)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	358.96	12/16/20	(95,367)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	370.36	01/20/21	(40,224)
	TOTAL CALL OPTIONS WRITTEN					(2,542,987)

-1.17%	PUT OPTIONS
	SPDR S&P 500 ETF Trust	396	(12,740,508)	250.57	02/19/20	(3,466)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	254.71	03/18/20	(11,642)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	260.51	04/15/20	(30,228)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	256.55	05/20/20	(43,196)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	263.75	06/17/20	(75,781)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	267.97	07/15/20	(112,461)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	263.21	08/19/20	(117,706)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	270.99	09/16/20	(167,702)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	268.56	10/21/20	(177,129)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	279.69	11/18/20	(263,975)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	287.63	12/16/20	(343,523)
	SPDR S&P 500 ETF Trust	396	(12,740,508)	295.37	01/20/21	(443,201)
	TOTAL PUT OPTIONS WRITTEN					(1,790,010)

-2.83%	TOTAL OPTIONS WRITTEN					$(4,332,997)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
MONEY MARKET FUNDS	$825,925	$—	$—	$825,925
EXCHANGE TRADED FUNDS	65,793,785	—	—	65,793,785
PURCHASED OPTIONS	90,577,419	—	—	90,577,419
TOTAL INVESTMENTS	$157,197,129	$—	$—	$157,197,129
OPTIONS WRITTEN	$(4,332,997)	$—	$—	$(4,332,997)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2020.

At January 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $145,538,053 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,808,315
Gross unrealized depreciation	(3,149,239)
Net unrealized appreciation	$11,659,076

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

		Shares	Fair Value

0.84%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund Institutional Class 1.47%*	365,914	$365,914

91.33%	EXCHANGE TRADED FUNDS
	SPDR S&P 500 ETF Trust	124,000	39,894,520

15.62%	PURCHASED OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
15.62%	CALL OPTIONS
	SPDR S&P 500 ETF Trust	7	$225,211	$0.01	02/19/20	$225,214
	SPDR S&P 500 ETF Trust	110	3,539,030	278.41	02/19/20	481,628
	SPDR S&P 500 ETF Trust	8	257,384	0.01	03/18/20	257,388
	SPDR S&P 500 ETF Trust	110	3,539,030	283.01	03/18/20	444,080
	SPDR S&P 500 ETF Trust	7	225,211	0.01	04/15/20	224,347
	SPDR S&P 500 ETF Trust	110	3,539,030	289.45	04/15/20	380,103
	SPDR S&P 500 ETF Trust	6	193,038	0.01	05/20/20	192,298
	SPDR S&P 500 ETF Trust	110	3,539,030	285.06	05/20/20	439,802
	SPDR S&P 500 ETF Trust	6	193,038	0.01	06/17/20	192,298
	SPDR S&P 500 ETF Trust	110	3,539,030	293.06	06/17/20	377,316
	SPDR S&P 500 ETF Trust	6	193,038	0.01	07/15/20	191,545
	SPDR S&P 500 ETF Trust	110	3,539,030	297.74	07/15/20	337,348
	SPDR S&P 500 ETF Trust	6	193,038	0.01	08/19/20	191,545
	SPDR S&P 500 ETF Trust	110	3,539,030	292.45	08/19/20	401,099
	SPDR S&P 500 ETF Trust	110	3,539,030	301.10	09/16/20	339,676
	SPDR S&P 500 ETF Trust	7	225,211	0.01	09/18/20	222,528
	SPDR S&P 500 ETF Trust	110	3,539,030	298.40	10/21/20	366,676
	SPDR S&P 500 ETF Trust	7	225,211	0.01	10/23/20	222,528
	SPDR S&P 500 ETF Trust	6	193,038	0.01	11/18/20	190,738
	SPDR S&P 500 ETF Trust	110	3,539,030	310.77	11/18/20	287,542
	SPDR S&P 500 ETF Trust	7	225,211	0.01	12/16/20	222,528
	SPDR S&P 500 ETF Trust	110	3,539,030	319.59	12/16/20	233,472
	SPDR S&P 500 ETF Trust	110	3,539,030	328.19	01/20/21	180,848
	SPDR S&P 500 ETF Trust	7	225,211	0.01	01/20/21	221,631
	TOTAL CALL OPTIONS PURCHASED					6,824,178

15.62%	TOTAL PURCHASED OPTIONS					6,824,178

107.79%	TOTAL INVESTMENTS					47,084,612
-7.79%	Liabilities in excess of other assets					(3,403,363)
100.00%	NET ASSETS					$43,681,249

* Effective 7 day yield as of January 31, 2020

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF OPTIONS WRITTEN
January 31, 2020 (unaudited)

-7.87%	OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
-7.87%	CALL OPTIONS
	SPDR S&P 500 ETF Trust	220	$(7,078,060)	$303.79	02/18/20	$(421,768)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	308.90	03/17/20	(379,833)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	313.29	04/14/20	(324,678)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	311.62	05/20/20	(397,567)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	319.41	06/17/20	(307,905)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	323.97	07/15/20	(247,722)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	317.37	08/19/20	(382,136)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	327.91	09/16/20	(260,241)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	325.56	10/21/20	(307,201)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	338.38	11/18/20	(184,028)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	345.06	12/16/20	(146,314)
	SPDR S&P 500 ETF Trust	220	(7,078,060)	355.60	01/20/21	(79,866)
	TOTAL CALL OPTIONS WRITTEN					(3,439,259)

-7.87%	TOTAL OPTIONS WRITTEN					$(3,439,259)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
MONEY MARKET FUNDS	$365,914	$—	$—	$365,914
EXCHANGE TRADED FUNDS	39,894,520	—	—	39,894,520
PURCHASED OPTIONS	6,824,178	—	—	6,824,178
TOTAL INVESTMENTS	$47,084,612	$—	$—	$47,084,612
OPTIONS WRITTEN	$(3,439,259)	$—	$—	$(3,439,259)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2020.

At January 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $39,329,782 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,874,250
Gross unrealized depreciation	(119,420)
Net unrealized appreciation	$7,754,830

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

		Shares	Fair Value
99.24%	COMMON STOCKS(A)

3.11%	BEVERAGES
	Brown-Forman Corp. - Class B	15,805	$1,069,050
	The Coca-Cola Co.	19,672	1,148,845
			2,217,895

10.80%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	11,570	1,082,605
	Leggett & Platt, Inc.	22,301	1,061,305
	Lowe’s Cos., Inc.	9,437	1,096,957
	McDonald’s Corp.	5,371	1,149,233
	Ross Stores, Inc.	9,802	1,099,686
	Target Corp.	9,925	1,099,094
	VF Corp.	13,423	1,113,706
			7,702,586
3.01%	ENERGY
	Chevron Corp.	10,144	1,086,828
	Exxon Mobil Corp.	17,109	1,062,811
			2,149,639

11.07%	FINANCIAL
	Aflac Inc.	21,658	1,116,903
	Chubb Ltd	7,464	1,134,453
	Cincinnati Financial Corp.	10,703	1,123,280
	Franklin Resources, Inc.	44,919	1,136,451
	People’s United Financial, Inc.	71,587	1,103,872
	S&P Global Inc.	3,849	1,130,567
	T. Rowe Price Group, Inc.	8,650	1,155,034
			7,900,560

11.01%	FOOD & STAPLE RETAILING
	Archer-Daniels-Midland Co.	25,613	1,146,438
	Hormel Foods Corp.	24,024	1,135,374
	McCormick & Co., Inc.	6,571	1,073,504
	The Procter & Gamble Co.	9,067	1,129,930
	Sysco Corp.	13,732	1,127,946
	Walgreens Boots Alliance, Inc.	21,804	1,108,733
	Walmart Inc.	9,921	1,135,855
			7,857,780

9.30%	HEALTH CARE
	Abbott Laboratories	12,552	1,093,781
	AbbVie Inc.	13,582	1,100,414
	Becton, Dickinson and Co.	4,078	1,122,184
	Cardinal Health, Inc.	21,082	1,079,609
	Johnson & Johnson	7,650	1,138,856
	Medtronic PLC	9,514	1,098,296
			6,633,140

6.42%	HOUSEHOLD PRODUCTS
	The Clorox Co.	7,169	1,127,755
	Colgate-Palmolive Co.	16,140	1,190,809
	Kimberly-Clark Corp.	7,911	1,133,172
	PepsiCo, Inc.	7,939	1,127,497
			4,579,233

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2020 (unaudited)

		Shares	Fair Value
21.16%	INDUSTRIAL
	3M Co.	6,369	$1,010,506
	A.O. Smith Corp.	24,976	1,066,225
	Caterpillar Inc.	7,483	982,892
	Cintas Corp.	4,003	1,116,717
	Dover Corp.	9,689	1,103,093
	Emerson Electric Co.	14,793	1,059,623
	Expeditors International of Washington, Inc.	15,263	1,114,810
	General Dynamics Corp.	6,131	1,075,623
	Illinois Tool Works Inc.	6,436	1,126,171
	Pentair PLC	24,560	1,054,361
	Roper Technologies, Inc.	3,011	1,149,178
	Stanley Black & Decker, Inc.	6,816	1,085,993
	United Technologies Corp.	7,407	1,112,531
	W.W. Grainger, Inc.	3,449	1,043,909
			15,101,632

1.54%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc.	6,403	1,097,410

12.35%	MATERIALS
	Air Products & Chemicals, Inc.	4,651	1,110,240
	Albemarle Corp.	13,977	1,122,074
	Amcor PLC	108,166	1,145,478
	Ecolab Inc.	5,730	1,123,710
	Linde PLC	5,403	1,097,511
	Nucor Corp.	22,544	1,070,615
	PPG Industries, Inc.	9,019	1,080,837
	The Sherwin-Williams Co.	1,908	1,062,737
			8,813,202

4.74%	REAL ESTATE
	Essex Property Trust, Inc.	3,666	1,135,580
	Federal Realty Investment Trust	8,741	1,092,800
	Realty Income Corp.	14,711	1,153,490
			3,381,870

1.55%	TELECOMMUNICATION SERVICES
	AT&T Inc.	29,472	1,108,737

3.18%	UTILITIES
	Atmos Energy Corp.	9,667	1,131,329
	Consolidated Edison, Inc.	12,121	1,139,374
			2,270,703

99.24%	TOTAL COMMON STOCKS(A)		70,814,387

0.49%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund Institutional Class 1.47%*	346,905	346,905

99.73%	TOTAL INVESTMENTS		71,161,292
0.27%	Other assets, net of liabilities		195,488
100.00%	NET ASSETS		$71,356,780

* Effective 7 day yield as of January 31, 2020

(A)All or a portion of securities are held as collateral for options written

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF OPTIONS WRITTEN
January 31, 2020 (unaudited)

-0.06% OPTIONS WRITTEN

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS
3M Co.	5	$(79,280)	$157.50	02/07/20	$(1,525)
Abbott Laboratories	8	(69,712)	87.00	02/07/20	(1,048)
AbbVie Inc.	9	(72,918)	81.00	02/07/20	(1,710)
Aflac Inc.	14	(72,198)	51.50	02/07/20	(1,288)
Archer-Daniels-Midland Co.	16	(71,616)	44.50	02/07/20	(976)
AT&T Inc.	19	(71,478)	37.50	02/07/20	(760)
Automatic Data Processing, Inc.	4	(68,556)	172.50	02/07/20	(872)
Becton, Dickinson and Co.	3	(82,554)	275.00	02/07/20	(1,577)
Cardinal Health, Inc.	14	(71,694)	51.00	02/07/20	(2,030)
Caterpillar Inc.	6	(78,810)	130.00	02/07/20	(1,548)
Chevron Corp.	7	(74,998)	107.00	02/07/20	(917)
The Clorox Co.	5	(78,655)	157.50	02/07/20	(1,480)
The Coca-Cola Co.	12	(70,080)	58.50	02/07/20	(528)
Colgate-Palmolive Co.	10	(73,780)	74.00	02/07/20	(710)
Consolidated Edison Inc.	8	(75,200)	94.00	02/07/20	(672)
Ecolab Inc.	4	(78,444)	195.00	02/07/20	(1,096)
Emerson Electric Co.	10	(71,630)	72.00	02/07/20	(1,340)
Exxon Mobile Corp.	12	(74,544)	62.00	02/07/20	(1,008)
General Dynamics Corp.	4	(70,176)	175.00	02/07/20	(952)
Genuine Parts Co.	8	(74,856)	94.00	02/07/20	(960)
Hormel Foods Corp.	15	(70,890)	47.50	02/07/20	(555)
Illinois Tool Works Inc.	4	(69,992)	175.00	02/07/20	(1,180)
Johnson & Johnson	5	(74,435)	149.00	02/07/20	(755)
Kimberly-Clark Corp.	5	(71,620)	144.00	02/07/20	(675)
Lowe’s Cos., Inc.	6	(69,744)	117.00	02/07/20	(912)
McDonald’s Corp.	3	(64,191)	212.50	02/07/20	(834)
Medtronic PLC	6	(69,264)	115.00	02/07/20	(990)
Nucor Corp.	15	(71,235)	47.50	02/07/20	(1,260)
PepsiCo, Inc.	5	(71,010)	142.00	02/07/20	(640)
PPG Industries, Inc.	6	(71,904)	120.00	02/07/20	(816)
The Procter & Gamble Co.	6	(74,772)	125.00	02/07/20	(696)
S&P Global Inc.	2	(58,746)	292.50	02/07/20	(1,372)
The Sherwin-William Co.	1	(55,699)	560.00	02/07/20	(553)
Stanley Black & Decker, Inc.	5	(79,665)	160.00	02/07/20	(1,275)
Sysco Corp.	9	(73,926)	82.00	02/07/20	(1,575)
T. Rowe Price Group, Inc.	5	(66,765)	134.00	02/07/20	(935)
Target Corp.	6	(66,444)	111.00	02/07/20	(894)
United Technologies Corp.	5	(75,100)	150.00	02/07/20	(960)
Walmart Inc.	6	(68,694)	114.00	02/07/20	(810)
W.W. Grainger, Inc.	2	(60,534)	300.00	02/07/20	(1,126)

TOTAL CALL OPTIONS WRITTEN					(41,810)

-0.06% TOTAL OPTIONS WRITTEN	$(41,810)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$70,814,387	$—	$—	$70,814,387
MONEY MARKET FUNDS	346,905	—	—	346,905
TOTAL INVESTMENTS	$71,161,292	$—	$—	$71,161,292
OPTIONS WRITTEN	$(41,810)	$—	$—	$(41,810)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2020.

At January 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $62,167,944 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,864,912
Gross unrealized depreciation	(871,564)
Net unrealized appreciation	$8,993,348

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer

Date:	March 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer

Date:	March 27, 2020

By:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer

Date:	March 27, 2020